DEBENTURES - RELATED PARTY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Convertible Debt - related parties
	June 30, 2016	December 31, 2015
Line of credit convertible debenture – related party	$290,192	$409,192
2014 non-convertible debenture – related party	25,000	25,000
Total	315,192	434,192
Less : Debt discount	(5,445)	(17,720)
Carrying value	309,747	416,472
Less: Current portion	(309,747)	(391,472)
Total long-term debentures – related party	$-	$25,000

	2015	2014
Line of credit convertible debenture – related party	$409,192	$424,078
2014 non-convertible debentures - related parties	25,000	150,000
Total	434,192	574,078
Less : Debt discount	(17,720)	(76,492)
Carrying value	416,472	497,586
Less: Current portion	(391,472)	-
Total long-term debentures – related parties	$25,000	$497,586